Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts and notes payable
Payables related to service fees and incentives to drivers	¥ 4,309,814		¥ 2,465,919
Payables related to driver management fees	193,165		155,279
Other accounts payable	60,616		248,848
Total	¥ 4,563,595	$ 642,769	¥ 2,870,046